Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Before-tax amount	¥ 253,707	¥ 134,930	¥ (53,839)
Net unrealized gains and losses on securities, Before-tax amount:
Amount arising during the year, Before-tax amount	12,669	3,418	(7,571)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	(2,358)	1,307	4,077
Net change during the year, Before-tax amount	10,311	4,725	(3,494)
Net gains and losses on derivative instruments, Before-tax amount:
Amount arising during the year, Before-tax amount	(12,145)	(10,647)	4,221
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	15,387	2,440	(5,006)
Net change during the year, Before-tax amount	3,242	(8,207)	(785)
Pension liability adjustments, Before-tax amount:
Amount arising during the year, Before-tax amount	51,860	(13,888)	(59,928)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	3,460	4,433	2,038
Net change during the year, Before-tax amount	55,320	(9,455)	(57,890)
Other Comprehensive Income (Loss), Before-tax amount	322,580	121,993	(116,008)
Foreign currency translation adjustments, Tax (expense) or benefit	(2,131)	(1,195)	(247)
Net unrealized gains and losses on securities, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(4,312)	(1,004)	3,010
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	613	(456)	(1,632)
Net change during the year, Tax (expense) or benefit	(3,699)	(1,460)	1,378
Net gains and losses on derivative instruments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	4,594	4,041	(1,708)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(5,780)	(714)	2,044
Net change during the year, Tax (expense) or benefit	(1,186)	3,327	336
Pension liability adjustments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(21,614)	(1,738)	20,252
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(1,037)	(1,594)	(739)
Net change during the year, Tax (expense) or benefit	(22,651)	(3,332)	19,513
Other comprehensive income (loss), Tax (expense) or benefit	(29,667)	(2,660)	20,980
Foreign currency translation adjustments, Net-of-tax amount	251,576	133,735	(54,086)
Net unrealized gains and losses on securities, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	8,357	2,414	(4,561)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	(1,745)	851	2,445
Net change during the year, Net-of-tax amount	6,612	3,265	(2,116)
Net gains and losses on derivative instruments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(7,551)	(6,606)	2,513
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	9,607	1,726	(2,962)
Net change during the year, Net-of-tax amount	2,056	(4,880)	(449)
Pension liability adjustments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	30,246	(15,626)	(39,676)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	2,423	2,839	1,299
Net change during the year, Net-of-tax amount	32,669	(12,787)	(38,377)
Other comprehensive income (loss), Net-of-tax amount	¥ 292,913	¥ 119,333	¥ (95,028)